Property and Equipment (Tables)	3 Months Ended	12 Months Ended
	Nov. 30, 2020	Aug. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

Property and equipment consists of the following:

	November 30,	August 31,
	2020	2020
Computers, office equipment and software	$14,800	$23,709
Furniture and fixtures	27,726	12,634
Product development and manufacturing equipment	113,820	113,820
In-process equipment	1,292,655	1,292,655
Total property and equipment	1,449,001	1,442,818
Accumulated depreciation	(88,498)	(93,323)
Property and equipment, net	$1,360,503	$1,349,495

Equipment consists of the following:

	August 31,
	2020	2019
Computers, office equipment and software	$23,709	$18,678
Furniture and fixtures	12,634	12,634
Product development and manufacturing equipment	113,820	113,820
In-process equipment	1,292,655	1,292,655
Total equipment	1,442,818	1,437,787
Accumulated depreciation	(93,323)	(68,858)
Equipment, net	$1,349,495	$1,368,929